Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

NOTE 13—CASH AND CASH EQUIVALENTS

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Cash in bank and on hand	164	269

Total Cash and cash equivalents	164	269

At December 31, 2018, cash in bank and on hand includes a total of €18 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group. At December 31, 2017 the amount subject to these restrictions was €12 million.